Trademarks, Goodwill and Other Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Trademarks and other intangibles, net consist of the following:

	June 30, 2013	December 31, 2012
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(928,000)	(665,000)
Net carrying amount	$45,572,000	$45,835,000

Trademarks, and other intangibles, net consist of the following:

	December 31, 2012	December 31, 2011
Trademarks	$44,500,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Accumulated amortization, licensing agreements	(665,000)	(136,000)
Net carrying amount	$45,835,000	$46,364,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents amortization expense for Licensing Agreements over the remaining useful life:

Year Ending	Carrying Value	Amortization Expense
December 31, 2013	$806,000	$529,000
December 31, 2014	277,000	529,000
December 31, 2015	-	277,000